Accounts Receivable and Loans (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Account	Dec. 31, 2011 Account
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Number of Accounts	24,000	52,000
Aggregated Outstanding Balance Upon Payment Default	$ 219	$ 388
Cardmember Loans [Member] | U S Card Services [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Number of Accounts	23,000	46,000
Aggregated Outstanding Balance Upon Payment Default	182	343
Cardmember Receivables [Member] | U S Card Services [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Number of Accounts	1,000	6,000
Aggregated Outstanding Balance Upon Payment Default	$ 37	$ 45